Simple Agreement for Future Equitys (SAFE) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Summary of Fair Value of SAFEs Estimated Using Probability -Weighted Expected Return Method

Multiple scenarios expected term (in years)	0.38 - 0.50
Volatility	60.0%
Discount rate	18.3%
Probability of equity financing	75.0%
Probability of liquidity event	20.0%
Probability of dissolution	5.0%

Multiple scenarios expected term (in years)	2.80
Probability of initial public offering	40%
Probability of stay private	60%
Equity volatility	59%
Risk-free rate	3.5%

The fair value of the SAFEs was estimated using a PWERM using the following inputs at December 31, 2024:

Discount rate	14.1%
Multiple scenarios expected term (in years)	1.00
Probability of equity financing	65%
Probability of liquidity event	30%
Probability of event of default	50%

Stock price per share	$1.68
Term (years)	1.50
Volatility	59.0%
Dividend yield	0.0%
Risk-free interest rate	3.5%